Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,659,500	$ 1,520,461
Intangible assets, Accumulated Amortization	744,854	653,626
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,420,224	1,295,803
Intangible assets, Accumulated Amortization	641,089	566,884
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	176,471	161,851
Intangible assets, Accumulated Amortization	77,208	66,494
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	62,805	62,807
Intangible assets, Accumulated Amortization	$ 26,557	$ 20,248